Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
Shareholders' Equity
NOTE 7:	SHAREHOLDERS' EQUITY

	a.	General:

Ordinary shares confer upon their holders the right to receive notice to participate and vote in general shareholder meetings of the Company and to receive dividends, if declared.

	b.	Employee stock options:

In 1996, the Company adopted the 1996 CSI Stock Option Plan for granting options to its U.S. employees and consultants to purchase Ordinary shares of the Company, which was replaced in 2006 by the 2006 U.S. Stock Option Plan. Until 1999, the Company issued options to purchase Ordinary shares to its Israeli employees pursuant to individual agreements. In 1999, the Company approved the 1999 Section 3(i) share option plan for its Israeli employees and consultants, (which was amended in 2003 and renamed the "Amended and Restated Israeli Share Option Plan"). As of December 31, 2011, an aggregate of 1,544,033 Ordinary shares of the Company are still available for future grant to employees and directors.

Options granted under such plans and agreements through September 2005, generally expire after ten years from the date of grant and options granted after September 2005 generally expire six-years from the date of grant. Options cease vesting upon termination of the optionee's employment or other relationship with the Company. The options generally vest over a period of four years. The exercise price of the options granted under the individual agreements may not be less than the nominal value of the shares into which such options are exercisable. Any options that are canceled or not exercised within the option term become available for future grant.

A summary of the Company's employees share option activity under the plans is as follows:

	Number of options	Weighted average exercise price	Aggregate intrinsic value
	2012	2012	2012

Outstanding at the beginning of the year	4,032,681	$3.06	$2,554
Granted	1,716,552	2.65
Exercised	(738,995)	1.05
Expired and forfeited	(1,018,770)	3.92

Outstanding at the end of the year	3,991,468	$3.03	$1,525

Options vested and expected to vest at the end of the year	3,800,579	$3.03	$1,462

Exercisable options at the end of the year	1,401,584	$3.28	$727

Weighted average fair value of options granted during the year		$2.88

The aggregate intrinsic value of the Company's options is the difference between (i) the Company's closing share price on the last trading day of the fiscal year 2012 and (ii) the exercise price, times the number of options.

As of December 31, 2012, the Company had approximately $3,174 of unrecognized compensation expense related to non-vested stock options, expected to be recognized over a period of 4.25 years.

The options outstanding as of December 31, 2012, have been separated into ranges of exercise prices, as follows:

Exercise price per share	Options outstanding	Weighted average remaining contractual life in years	Weighted average price per share	Options exercisable	Weighted average exercise price per share of exercisable options

$0.93-$1.89	283,784	1.93	$1.33	283,784	$1.33
$1.93-$2.44	778,219	5.22	2.35	148,125	1.98
$2.46-$2.92	956,500	4.74	2.64	162,500	2.74
$3.12-$3.14	36,948	4.38	3.17	29,325	3.17
$3.16-$3.18	248,000	5.13	3.16	-	-
$3.21-$3.28	555,000	4.81	3.21	161,858	3.21
$3.41-$3.69	583,000	4.72	3.44	173,517	3.46
$3.75-$4.35	319,337	3.2	3.9	211,795	3.91
$4.69-$6.6	230,680	0.87	6.25	230,680	6.25

	3,991,468	4.31	$3.03	1,401,584	$3.28

d.	Directors stock option plan:

In 1999, the Company adopted the 1999 Directors Stock Option Plan, and in 2008 shareholders approved an extension of the term of this plan through July 13, 2019. The original allotment of ordinary shares to this plan was 1,263,333. On December 15, 2006, the Company combined the remaining pool of options in the employee stock option plans reserve with the amount of options remaining in the Directors Stock Option Plan reserve.

Since the annual meeting of shareholders in 2003, new directors joining the Board are entitled to a grant of 50,000 options. Directors who are re-elected at the annual meeting of shareholders are entitled to additional grants of 16,667 options, though at the annual meeting held October 26, 2009 shareholders approved a one-time increase in the grants to re-elected directors to 30,000 options.

Each option granted under the Directors Stock Option Plan becomes exercisable at a rate of 1/16th of the shares every three months. Each option has an exercise price equal to the fair market value of the Ordinary shares on the grant date of such option. Until September 2005, each option granted had a maximum term of ten years, but since September 2005, the term of granted options is six years. Options will terminate earlier if the optionee ceases to be a member of the Board of Directors.

On January 1, 2012, 1,047,827 options were outstanding under the Directors Stock Option Plan.

During 2012, the Company granted 166,669 options to Directors at a weighted average exercise price at $3.17 per share. The weighted average fair value of options granted during the year is $1.39. During the year, 37,209 options were exercised at a weighted average exercise price at $3.16 per share. As of December 31, 2012, 696,848 options were vested and unexercised and 1,131,885 were outstanding under the Directors Stock Option Plan.

e.	Options to non-employees:

Issuance date	Options granted for Ordinary Shares	Exercise price per share	Options exercisable	Exercisable through
May 2006-2008	33,334	$3.21-$5.73	33,334	May 2013
February 16, 2012	53,000	$3.16	11,594	February 2016

	86,334		44,928

The options vest and become exercisable at a rate of 1/16 of the options every three months. The Company has accounted for this grant under the fair value method of ASC 505-50. The fair value for these options was estimated using a Black-Scholes option-pricing model. Compensation expense for 2010, 2011 and 2012 amounted to $31, $0 and $11, respectively.

As of December 31, 2012, the Company had approximately $40 of unrecognized compensation expense related to non-vested stock options, expected to be recognized over a period of up to four years.

g.	Total stock-based compensation expenses recognized in 2010, 2011 and 2012:

The total stock-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2010, 2011 and 2012, was comprised as follows:

	Year ended December 31,
	2010	2011	2012

Cost of revenues	$38	$24	$51
Research and development	316	294	229
Selling and marketing	373	355	195
General and administrative	769	540	812

	$1,496	$1,213	$1,287